SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of condensed financial statement balances and amounts of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 122,149		¥ 41,441	¥ 606,097	$ 17,546
Restricted cash	0		41,500
Amounts due from related parties	130,722				18,777
Accounts receivable, net	139,164		336,849		19,990
Contract assets, net			203,080
Assets from the investor assurance program, net			5,525	270,276
Prepaid expenses and other current assets	91,002		88,234		13,072
Deferred tax assets	68,292		56,027		9,810
Property and equipment	39,084		29,011		5,614
Right-of-use assets	37,215				5,346
Other long-term assets			212
TOTAL ASSETS	701,072		801,879		100,705
Payroll and welfare payables	48,524		110,562		6,970
Amounts due to related parties	872		84,509		125
Liabilities from the investor assurance program			1,547,072	3,718,352
Refund liabilities	180,104		84,498		25,870
Other guarantee liabilities			4,060
Tax payables	179,421		422,177		25,772
Accrued expenses and other current liabilities	158,705		201,007		22,800
Other payable related to the disposal of Shanghai Caiyin	839,830				120,634
Lease liabilities	35,215				5,058
TOTAL LIABILITIES	1,442,671		2,453,885		$ 207,229
Net revenue	2,230,176	$ 320,345	2,881,940	2,250,850
Operating income	534,669	76,799	685,206	686,661
Net income	527,747	75,805	611,758	539,545
Net cash provided by (used in) operating activities	26,291	3,777	(228,368)	104,752
Net cash provided by (used in) investing activities	(234,178)	(33,638)	(16,423)	61,215
Net cash provided by (used in) financing activities	244,674	$ 35,145	(433,600)	13,876
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	54,602		41,441
Restricted cash			41,500
Amounts due from related parties	1,651
Accounts receivable, net	110,219		336,849
Contract assets, net			203,080
Assets from the investor assurance program, net			5,525
Prepaid expenses and other current assets	66,722		88,234
Deferred tax assets	54,973		56,027
Property and equipment	38,303		29,011
Right-of-use assets	36,534
Other long-term assets			212
TOTAL ASSETS	363,004		801,879
Payroll and welfare payables	29,386		110,562
Amounts due to related parties	722		84,509
Liabilities from the investor assurance program			1,547,072
Other guarantee liabilities			4,060
Tax payables	164,444		422,177
Accrued expenses and other current liabilities	121,319		201,007
Other payable related to the disposal of Shanghai Caiyin	839,830
Lease liabilities	34,620
TOTAL LIABILITIES	1,370,425		2,453,885
Net revenue	2,151,165		2,881,940	2,250,850
Operating income	583,741		685,206	686,661
Net income	571,227		611,758	539,545
Net cash provided by (used in) operating activities	19,465		(228,368)	104,752
Net cash provided by (used in) investing activities	(35,505)		(16,423)	61,215
Net cash provided by (used in) financing activities	¥ (12,299)		¥ (433,600)	¥ 13,876